Pacer Trendpilot 100 ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 53.4%	Shares	Value
Communication Services - 8.3%
Alphabet, Inc. - Class A(a)	108,271	$15,168,767
Alphabet, Inc. - Class C(a)	104,743	14,852,557
Charter Communications, Inc. - Class A(a)(b)	7,045	2,611,652
Comcast Corp. - Class A	189,412	8,815,234
Electronic Arts, Inc.	12,827	1,764,739
Meta Platforms, Inc. - Class A(a)	64,603	25,204,215
Netflix, Inc.(a)	20,644	11,645,487
Sirius XM Holdings, Inc.(b)	175,388	892,725
Take-Two Interactive Software, Inc.(a)	8,019	1,322,574
T-Mobile US, Inc.	54,554	8,795,741
Trade Desk, Inc. - Class A(a)(b)	21,269	1,455,438
Warner Bros Discovery, Inc.(a)(b)	116,217	1,164,494
		93,693,623

Consumer Discretionary - 7.2%
Airbnb, Inc. - Class A(a)	20,711	2,985,284
Amazon.com, Inc.(a)	189,078	29,344,906
Booking Holdings, Inc.(a)	1,649	5,783,818
DoorDash, Inc. - Class A(a)	17,664	1,840,589
Lululemon Athletica, Inc.(a)	5,780	2,623,080
Marriott International, Inc.(b)	13,828	3,314,986
MercadoLibre, Inc.(a)	2,409	4,123,750
O'Reilly Automotive, Inc.(a)	2,788	2,852,263
PDD Holdings, Inc. - ADR(a)	31,824	4,037,511
Ross Stores, Inc.	16,136	2,263,558
Starbucks Corp.	54,162	5,038,691
Tesla Motors, Inc.(a)	88,028	16,486,764
		80,695,200

Consumer Staples - 3.6%
Coca-Cola Europacific Partners PLC	21,762	1,499,402
Costco Wholesale Corp.	20,869	14,501,450
Dollar Tree, Inc.(a)	10,010	1,307,506
Keurig Dr Pepper, Inc.	66,647	2,095,382
Mondelez International, Inc.	64,864	4,882,313
Monster Beverage Corp.(a)	49,580	2,727,892
PepsiCo, Inc.	64,852	10,929,508
The Kraft Heinz Co.	58,455	2,170,434
Walgreens Boots Alliance, Inc.(b)	41,180	929,433
		41,043,320

Energy - 0.2%
Baker Hughes Co.	47,950	1,366,575
Diamondback Energy, Inc.	8,523	1,310,326
		2,676,901

Financials - 0.3%
PayPal Holdings, Inc.(a)	51,377	3,151,979

Health Care - 3.7%
Amgen, Inc.	25,502	8,014,259
AstraZeneca PLC - ADR	27,740	1,848,594
Biogen, Inc.(a)	6,908	1,703,927
DexCom, Inc.(a)	18,408	2,233,811
GE HealthCare Technologies, Inc.	21,692	1,591,325
Gilead Sciences, Inc.	59,390	4,647,861
IDEXX Laboratories, Inc.(a)	3,947	2,033,021
Illumina, Inc.(a)	7,137	1,020,662
Intuitive Surgical, Inc.(a)	16,767	6,341,615
Moderna, Inc.(a)(b)	18,158	1,834,866
Regeneron Pharmaceuticals, Inc.(a)	5,094	4,802,521
Vertex Pharmaceuticals, Inc.(a)	12,271	5,318,006
		41,390,468

Industrials - 2.6%
Automatic Data Processing, Inc.	19,602	4,817,780
Cintas Corp.	4,856	2,935,792
Copart, Inc.(a)	45,764	2,198,503
CSX Corp.	94,184	3,362,369
Fastenal Co.	27,231	1,857,971
Honeywell International, Inc.	31,413	6,353,593
Old Dominion Freight Line, Inc.(b)	5,201	2,033,695
PACCAR, Inc.	24,924	2,502,120
Paychex, Inc.	17,214	2,095,460
Verisk Analytics, Inc.	6,913	1,669,697
		29,826,980

Information Technology - 26.8%
Adobe, Inc.(a)	21,466	13,261,265
Advanced Micro Devices, Inc.(a)	76,197	12,777,475
Analog Devices, Inc.	23,637	4,546,813
ANSYS, Inc.(a)	4,141	1,357,544
Apple, Inc.	284,562	52,473,232
Applied Materials, Inc.	39,866	6,549,984
ASML Holding NV	4,184	3,639,326
Atlassian Corp. - Class A(a)	7,377	1,842,553
Autodesk, Inc.(a)	10,179	2,583,532
Broadcom, Inc.	22,032	25,997,760
Cadence Design System, Inc.(a)	12,952	3,736,134
CDW Corp.	6,372	1,444,660
Cisco Systems, Inc.	191,670	9,618,001
Cognizant Technology Solutions Corp.	23,889	1,842,320
Crowdstrike Holdings, Inc. - Class A(a)	10,841	3,170,993
Datadog, Inc. - Class A(a)	14,385	1,790,069
Fortinet, Inc.(a)	36,590	2,359,689
GlobalFoundries, Inc.(a)(b)	26,109	1,435,473
Intel Corp.	198,861	8,566,932
Intuit, Inc.	13,193	8,329,137
KLA Corp.	6,471	3,844,033
Lam Research Corp.	6,279	5,181,242
Marvell Technology, Inc.	41,112	2,783,282
Microchip Technology, Inc.	25,789	2,196,707
Micron Technology, Inc.	52,601	4,510,536
Microsoft Corp.	135,978	54,062,132
MongoDB, Inc.(a)(b)	3,386	1,356,161
NVIDIA Corp.	45,184	27,800,360
NXP Semiconductors NV	12,270	2,583,694
ON Semiconductor Corp.(a)(b)	20,520	1,459,588
Palo Alto Networks, Inc.(a)	15,016	5,083,066
Qualcomm, Inc.	52,501	7,796,924
Roper Technologies, Inc.	5,076	2,725,812
Splunk, Inc.(a)	8,022	1,230,334
Synopsys, Inc.(a)	7,251	3,867,321
Texas Instruments, Inc.	43,288	6,931,275
Workday, Inc. - Class A(a)	9,960	2,899,057
Zscaler, Inc.(a)(b)	7,063	1,664,537
		305,298,953

Real Estate - 0.1%
CoStar Group, Inc.(a)	19,457	1,624,270

Utilities - 0.6%
American Electric Power Co., Inc.	25,060	1,958,188
Constellation Energy Corp.	15,220	1,856,840
Exelon Corp.	47,443	1,651,491
Xcel Energy, Inc.	26,294	1,574,222
		7,040,741
TOTAL COMMON STOCKS (Cost $467,122,384)		606,442,435

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING – 30.6%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 4.93%(c)	346,607,752	346,607,752
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $346,607,752)		346,607,752

SHORT-TERM INVESTMENTS – 45.1%	Par
U.S. Treasury Bills - 45.1%
5.31%, 02/15/2024(b)	30,186,000	30,124,571
5.31%, 02/29/2024(b)	473,000,000	471,067,985
5.31%, 04/04/2024	10,000,000	9,908,574
TOTAL SHORT-TERM INVESTMENTS (Cost $511,105,069)		511,101,130

TOTAL INVESTMENTS - 129.1% (Cost $1,324,835,205)		$1,464,151,317
Liabilities in Excess of Other Assets - (29.1)%		(330,079,905)
TOTAL NET ASSETS - 100.0%		$1,134,071,412

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $339,367,680 which represented 29.9% of net assets.
(c)	The rate shown represents the 7-day effective yield as of January 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

 The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Description	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Common Stocks	$ 606,442,435	$ -	$ -	$ -	$ 606,442,435
Short Term Investments		511,101,130	-	-	511,101,130
Investments Purchased with Proceeds from Securities Lending	-	-	-	346,607,752	346,607,752
Total Investments in Securities	$ 606,442,435	$ 511,101,130	$ -	$ 346,607,752	$ 1,464,151,317

Refer to the Schedule of Investments for industry classifications.